CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Temporary equity, shares issued	24,300,287	24,300,287
Temporary equity, shares outstanding	24,300,287	24,300,287
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	3,500,000	0
Common shares, shares outstanding	3,500,000	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	6,950,072	7,200,000
Common shares, shares outstanding	6,950,072	7,200,000
Shares subject to forfeiture	249,928	825,000
Founder Shares | Class B Common Stock
Share dividend		575,000
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture		825,000